UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON
, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number
811-21650

ASA GOLD AND PRECIOUS METALS LIMITED

Three Canal Plaza, Suite 600
Portland, Maine 04101

Karen Shaw, Principal Financial Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: November 30

Date of reporting period: February 29, 2020

Item 1.  Schedule of Investments.

The notes to financial statements form an integral part of these statements.
Schedule of Investments (Unaudited)
Schedule of investments
February 29, 2020
Name of Company Shares Value
% of Net
Assets
Common Shares
Australia
Bellevue Gold, Ltd.
(1)
6,000,000 $ 2,345,220 0.9%
Dacian Gold, Ltd.
(1)
5,000,000 4,560,151 1.6
Emerald Resources NL
(1)
72,130,500 1,879,577 0.7
Northern Star Resources, Ltd. 1,333,333 11,691,355 4.2
Pantoro , Ltd.
(1)
16,000,000 844,279 0.3
Perseus Mining, Ltd.
(1)
11,000,000 7,416,760 2.7
Prodigy Gold NL
(1)
38,750,000 1,363,159 0.5
Westgold Resources, Ltd.
(1)
3,000,000 3,967,331 1.4
34,067,832 12.3
Canada
Adventus Mining Corp.
(1)
3,598,000 2 , 198 , 070 0. 8
Agnico Eagle Mines, Ltd. 400,000 19,012,000 6.9
Alacer Gold Corp.
(1)
2,500,000 11,305,644 4.1
Alamos Gold, Inc. 1,750,000 10,202,500 3.7
B2Gold Corp. 3,000,000 11,979,885 4.3
Barrick Gold Corp. 900,000 17,136,000 6.2
Calibre Mining Corp.
(1)
11,083,000 6,853,336 2.5
Centerra Gold, Inc.
(1)
875,000 5,528,031 2.0
Corvus Gold, Inc.
(1)
2,000,000 2,890,669 1.0
GoGold Resources, Inc.
(1)
1,904,760 823,066 0.3
Golden Star Resources, Ltd.
(1)
1,850,000 5,032,000 1.8
HighGold Mining, Inc.
(1)
1,600,000 1,072,825 0.4
Integra Resources Corp.
(1)
4,955,814 3,802,934 1. 4
Integra Resources Corp.
(1)(2)
1,744,186 1,338,433 0.5
K92 Mining, Inc.
(1)
1,725,000 4,292,419 1.5
Kirkland Lake Gold, Ltd. 195,435 6,303,134 2.3
Liberty Gold Corp.
(1)
9,256,000 7,585,472 2.7
Marathon Gold Corp.
(1)
1,675,000 1,572,360 0.6
Maverix Metals, Inc. 1,500,000 5,956,416 2.1
OceanaGold Corp. 2,154,013 3,145,365 1.1
Orla Mining, Ltd.
(1)
6,500,000 11,234,867 4.1
Osino Resources Corp.
(1)
2,000,000 998,324 0.4
Pretium Resources, Inc.
(1)
500,000 3,550,000 1.3
Probe Metals, Inc.
(1)
4,725,000 3,308,996 1.2
Pure Gold Mining, Inc.
(1)
3,000,000 1,452,785 0.5
Roxgold , Inc.
(1)
7,200,000 4,613,150 1.7
SEMAFO, Inc.
(1)
1,750,000 3,468,057 1.2
SilverCrest Metals, Inc.
(1)
425,000 2,726,206 1.0
SSR Mining, Inc.
(1)
600,000 9,498,000 3.4
Teranga Gold Corp.
(1)
405,000 2,036,692 0.7
Torex Gold Resources, Inc.
(1)
460,000 6 , 093 , 351 2 . 2
177,010,987 63.9
Cayman Islands
Endeavour Mining Corp.
(1)
550,000 9,711,306 3.5
South Africa
AngloGold Ashanti, Ltd. 898,420 15,997,059 5.8
Gold Fields, Ltd. 1,029,577 6,086,384 2.2
Gold Fields, Ltd. ADR 670,423 3,975,608 1.4
Sibanye Stillwater, Ltd.
(1)
1,092,174 2,203,251 0.8
28,262,302 10.2

The notes to financial statements form an integral part of these statements.
Name of Company Shares Value
% of Net
Assets
Common Shares (continued)
United States
Newmont Corp. 150,000 $ 6,694,500 2.4%
Total gold mining, exploration, development and royalty companies (Cost $189,369,989) 255,746,927 92.3
Australia
Castile Resources Pty, Ltd.
(1)
12,500,000 1,302,900 0.5
Canada
Americas Gold & Silver Corp.
(1)
1,475,000 3,461,538 1.2
Benchmark Metals, Inc.
(1)
10,000,000 2,272,304 0.8
Discovery Metals Corp.
(1)
4,444,444 1,589,371 0.6
Gatling Exploration, Inc.
(1)
4,000,000 1,028,124 0.4
8,351,337 3.0
United Kingdom
Adriatic Metals PLC
(1)
2,500,000 2,035,781 0.8
Total diversified metals mining, exploration, development and royalty companies
(Cost $11,320,423) 11,690,018 4.3
Canada
MAG Silver Corp.
(1)
325,000 2,733,250 1.0
Total silver mining, exploration and development and royalty companies (Cost $2,541,688) 2,733,250 1.0
Total common shares (Cost $203,232,100) 270,170,195 97.6
Rights
Silver mining, exploration, development and royalty companies
Pan American Silver Corp. (Expiration Date 2/22/29)
(1)(3)
393,200 116,080 0.0
Total rights (Cost $136,720) 116,080 0.0
Warrants
Diversified metals mining, exploration, development and royalty companies
Canada
Benchmark Metals, Inc. (Exercise Price $0.40, Expiration Date 12/18/21)
(1)(3)
5,000,000 37,251 0.0
Gold mining, exploration, development and royalty companies
Canada
Bonterra Resources, Inc. (Exercise Price $3.10, Expiration Date 8/20/21)
(1)(3)
300,000 93,872 0.0
GoGold Resources, Inc. (Exercise Price $0.85, Expiration Date 2/25/22)
(1)(3)
952,380 113,526 0.0
Marathon Gold Corp. (Exercise Price $1.32, Expiration Date 9/30/21)
(1)(3)
837,500 187,186 0.1
Maverix Metals, Inc. (Exercise Price $1.65, Expiration Date 12/23/21)
(1)(3)
250,000 411,622 0.2
Osino Resources Corp. (Exercise Price $1.05, Expiration Date 1/30/22)
(1)(3)
1,000,000 44,701 0.0
Probe Metals, Inc. (Exercise Price $1.30, Expiration Date 12/10/21)
(1)(3)
2,362,500 352,021 0.1
Pure Gold Mining, Inc. (Exercise Price $0.85, Expiration Date 7/18/22)
(1)(3)
1,500,000 156,454 0.1
Total warrants (Cost $1,461,789) 1,396,633 0.5
Investments, at value (Cost $204,830,609) 271,682,908 98.1
Cash, receivables and other assets less other liabilities 5,265,414 1.9
Net assets $ 276,948,322 100.0%
ADR American Depositary Receipt
PLC Public Limited Company
(1) Non-income producing security.
(2) Restricted security.
(3) Security fair valued in accordance with procedures adopted by the Board of Directors. At the period end, the value of these securities amounted to $1,512,713 or 0.6% of net assets.
Schedule of Investments (Unaudited) (continued)
February 29, 2020

Notes to Financial Statements
Three months ended February 29, 2020
1. Organization
ASA Gold and Precious Metals Limited (the “Company”) is a closed-end investment company registered under the
Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as an exempted limited liability company under the laws of Bermuda.
2. Investment objective and strategy
The Company is a non-diversified, closed-end fund that seeks long-term capital appreciation primarily through investing in companies engaged in the exploration for, development of projects or mining of precious metals and minerals. The
Company is managed by Merk Investments LLC (the “Adviser”).
It is a fundamental policy of the Company that at least 80% of its total assets must be (i) invested in common shares or securities convertible into common shares of companies engaged, directly or indirectly, in the exploration, mining or processing of gold, silver, platinum, diamonds or other precious minerals, (ii) held as bullion or other direct forms of gold, silver, platinum or other precious minerals, (iii) invested in instruments representing interests in gold, silver, platinum or other precious minerals such as certificates of deposit therefor, and/or (iv) invested in securities of investment companies, including exchange traded funds, or other securities that seek to replicate the price movement of gold, silver or platinum bullion.
The Company employs bottom-up fundamental analysis and relies on detailed primary research including meetings with company executives, site visits to key operating assets, and proprietary financial analysis in making its investment decisions.
3. Summary of significant accounting policies
The following is a summary of the significant accounting policies:
A. Security valuation
The net asset value of the Company generally is determined as of the close of regular trading on the New York Stock
Exchange (the “NYSE”) on the date for which the valuation is being made (the “Valuation Time”). Portfolio securities listed on U.S. and foreign stock exchanges generally are valued at the last reported sale price as of the Valuation Time on the exchange on which the securities are primarily traded, or the last reported bid price if a sale price is not available.
Securities traded over the counter are valued at the last reported sale price or the last reported bid price if a sale price is not available. Securities listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets.
Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures approved by, the Company’s Board of Directors. If a security is valued at a “fair value,” that value may be different from the last quoted price for the security. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the nature of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion rights on the security; and changes in overall market conditions.
The difference between cost and market value is reflected separately as net unrealized appreciation (depreciation)
on investments. The net realized gain or loss from the sale of securities is determined for accounting purposes on the identified cost basis.
B. Restricted securities
At February 29, 2020, the Company held investments in restricted securities of 0 .48 % of net assets valued in accordance with procedures approved by the Company’s Board of Directors as follows:
C. Fair value measurement
In accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), fair value is defined as the price that the Company would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most
Shares Cost Issuer
Value per
Unit Value
Acquisition
Date
1, 744 ,186 $1,131,222 Integra Resources Corp. $0.77 $1,338,433 11/26/19

Notes to Financial Statements (continued)
Three months ended February 29, 2020
advantageous market for the investment or liability. U.S. GAAP establishes a three-tier hierarchy to distinguish between
(1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Company’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for identical instruments on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3 – Unobservable inputs for the assets or liability to the extent that relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of February 29, 2020 in valuing the Company’s investments at fair value:
Investment in Securities
(1)
Measurements at February 29, 2020
Level 1 Level 2 Level 3 Total
Common Shares
Gold mining, exploration, development
and royalty companies $ 255,746,927 $ – $ – $ 255,746,927
Diversified metals mining, exploration,
development and royalty companies 11,690,018 – – 11,690,018
Silver mining, exploration and
development and royalty companies 2,733,250 – – 2,733,250
Rights
Silver mining, exploration and
development companies – – 116,080 116,080
Warrants
Diversified metals mining, exploration,
development and royalty companies – – 37,251 37,251
Gold mining, exploration, development
and royalty companies – – 1,359,382 1,359,382
Total Investments $ 270,170,195 $ – $ 1,512,713 $ 271,682,908
(1) See schedules of investments for country classifications.
3. Summary of significant accounting policies (continued)
C. Fair value measurement (continued)

Notes to Financial Statements (continued)
Three months ended February 29, 2020
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.
* The change in unrealized appreciation/(depreciation) is included in net change in unrealized appreciation/(depreciation)
of investments in the accompanying Statement of Operations.
The Level 3 investments for the Company represented 0 .55 % of net assets and did not warrant a disclosure of significant unobservable inputs.
Rights Warrants
Balance November 30, 2019 $ 1 12 , 855 $ 858 , 052
Purchases - 555 , 249
Net change in unrealized appreciation (depreciation) 3 , 22 5 ( 1 6 , 6 68 )
Balance February 29, 2020 $ 1 16 , 080 $ 1,396 , 6 33
Net change in unrealized appreciation (depreciation)
from investments held as of February 29, 2020* $ 3 , 22 5 $ ( 1 6 , 6 68 )
3. Summary of significant accounting policies (continued)
C. Fair value measurement (continued)

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)
 under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ASA GOLD AND PRECIOUS METALS LIMITED

By	/s/ Axel Merk
Axel Merk, Principal Executive Officer

Date	4/8/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Axel Merk
Axel Merk, Principal Executive Officer

Date	4/8/2020

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	4/8/2020